Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

Note 14 – Property, plant and equipment

   Accounting policies

Plant and machinery, other fixtures and fittings, tools and equipment and leasehold improvements are measured at cost less accumulated depreciation.

Cost comprises acquisition price and costs directly related to acquisition until the time when the Group starts using the asset.

Tangible assets under construction are recorded as work in progress until construction has been com-pleted and use of asset commenced.

The basis for depreciation is cost less estimated residual value at the end of the useful life. Assets are depreciated using the straight-line method over the expected useful lives of the assets. The depreciation periods are as follows:

Buildings 5-13 years

Plant and machinery 5-10 years

Other fixtures and fittings, tools and equipment 3–5 years

Gains and losses arising from disposal of plant and equipment are stated as the difference between the selling price less the costs of disposal and the carrying amount of the asset at the time of the disposal. Gains and losses are recognized in the income statement under Research and development expenses, Sale and marketing expenses and Administrative expenses.

The fair value of property, plant and equipment is assessed equivalent to the carrying amounts.

At the end of each reporting period, the Group reviews the carrying amount of property, plant and equip-ment as well as non-current asset investments to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). If it is not possible to estimate the re-coverable amount of an individual asset, the Group estimates the recoverable amount of the cash-gener-ating unit to which the asset belongs. If a reasonable and consistent basis of allocation can be identified, assets are also allocated to cash-generating units, or allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

The recoverable amount is the higher of fair value less costs of disposal and value in use. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Note 14 – Property, plant and equipment (continued)

No impairments to property. plant and equipment have been recognized for 2021, 2020 or 2019

	Plant and	Other fixtures	Building	Assets under
DKK thousand	machinery	and fittings	improvements	construction
Cost at January 1, 2021	85,898	15,279	34,104	3,023
Transfer	949	664	0	-1,613
Additions	7,118	1,444	2,449	11,122
Retirements	-3,169	-1,630	-84	-419
Currency translation	1	78	131	-1
Cost at December 31, 2021	90,797	15,835	36,600	12,112

Accumulated depreciation at January 1, 2021	43,987	6,942	2,335	0
Transfer	0	0	0	0
Depreciation for the year	11,558	3,461	3,128	0
Retirements	-1,330	-1,203	-73	0
Currency translation	1	40	44	0

Accumulated depreciation at December 31, 2021	54,216	9,240	5,434	0
Carrying amount at December 31, 2021	36,581	6,595	31,166	12,112

Depreciation for the financial year has been charged as:
Research and development expenses	-7,151	-121	0	0
Sale and marketing expenses	-3,621	-2,568	-2,715	0
Administrative expenses	-786	-680	-413	0
Total	-11,558	-3,461	-3,128	0

Cost at January 1, 2020	57,153	12,501	13,773	14,001
Transfer	0	0	13,796	-13,796
Addition from business combinations	33,875	2,572	1,707	2,984
Additions	8,479	1,566	14,889	109
Retirements	-5,935	-985	-9,856	0
Currency translation	-7,674	-375	-205	-275
Cost at December 31, 2020	85,898	15,279	34,104	3,023

Accumulated depreciation at January 1, 2020	43,696	4,164	9,860	0
Transfer	0	0	0	0
Depreciation for the year	4,974	2,301	2,301	0
Retirements	-4,304	-985	-9,804	0
Currency translation	-379	1,462	-22	0
Accumulated depreciation at December 31, 2020	43,987	6,942	2,335	0
Carrying amount at December 31, 2020	41,911	8,337	31,769	3,023

Depreciation for the financial year has been charged as:
Research and development expenses	-4,128	-1,378	-1,910	0
Sale and marketing expenses	-846	-282	-391	0
Administrative expenses	0	-640	0	0
Total	-4,974	-2,301	-2,301	0